UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2009
Check here if Amendment [ ]
This Amendment (check only one):[ ] is a restatement.
[ ] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA August 10, 2009

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total:   $23686
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATP OIL & GAS CORP COM         COM              00208J108      118    17000 SH       SOLE                    17000
BIOGEN IDEC INC COM            COM              09062X103      503    11150 SH       SOLE                                      11150
BLACKSTONE GROUP L P COM UNIT  COM              09253U108      623    59100 SH       SOLE                                      59100
BOEING CO COM                  COM              097023105      752    17700 SH       SOLE                                      17700
BRITISH PETE PLC AMERN SH      COM              055622104      259     5424 SH       SOLE                                       5424
BROCADE COMMUNCTNS SYS COM     COM              111621306      739    94300 SH       SOLE                                      94300
CASTLE BRANDS INC COM          COM              148435100       11    50000 SH       SOLE                    50000
CATERPILLAR INC DEL COM        COM              149123101      748    22650 SH       SOLE                                      22650
CP POKPHAND LTD SPONSORED ADR  COM              125918201        9    10975 SH       SOLE                                      10975
DOMINION RES VA NEW COM        COM              25746U109      243     7284 SH       SOLE                                       7284
DOW CHEM CO COM                COM              260543103      881    54600 SH       SOLE                     2000             52600
DU PONT E I DE NEMOURS COM     COM              263534109      248     9665 SH       SOLE                                       9665
DUKE POWER CO COM              COM              26441C105      865    59298 SH       SOLE                                      59298
E M C CORP MASS COM            COM              268648102      435    33200 SH       SOLE                                      33200
FLEXTRONICS INTL LTD ORD       COM              Y2573F102      890   214450 SH       SOLE                     5000            209450
FORTRESS INVT GRP LLC CL A     COM              34958B106       50    14500 SH       SOLE                    14500
FREEPORT-MCMORAN COP&G CL B    COM              35671D857      371     7400 SH       SOLE                                       7400
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105      240     6800 SH       SOLE                                       6800
HEINZ H J CO COM               COM              423074103      209     5850 SH       SOLE                                       5850
ISHARES TR NASDQ BIO INDX      COM              464287556      564     7750 SH       SOLE                                       7750
LGL GROUP INC                  COM              50186A108      127    36300 SH       SOLE                    36300
MARATHON OIL CORP COM          COM              565849106     1029    34150 SH       SOLE                                      34150
NSDAQ OMX GROUP INC            COM              631103108      494    23200 SH       SOLE                                      23200
OPKO HEALTH INC COM            COM              68375N103       18    10000 SH       SOLE                    10000
PAID INC COM NEW               COM              69561N204       18    45600 SH       SOLE                                      45600
PENGROWTH ENERGY TR COM        COM              706902509      126    16000 SH       SOLE                                      16000
PFIZER INC COM                 COM              717081103      334    22300 SH       SOLE                    21900               400
PHILIP MORRIS INTL INC COM     COM              718172109      211     4837 SH       SOLE                                       4837
PIONEER DRILLING CO COM        COM              723655106      544   113550 SH       SOLE                    21500             92050
POWER SHARES QQQ TR 1          COM              73935A104     1111    30550 SH       SOLE                                      30550
QWEST COMMUNICATIONS           COM              749121109       83    20000 SH       SOLE                    20000
RYDER SYSTEM INC               COM              783549108      639    22900 SH       SOLE                                      22900
SARA LEE CORP COM              COM              803111103      225    23012 SH       SOLE                                      23012
SEI CORP COM                   COM              784117103      770    42700 SH       SOLE                                      42700
SOUTHERN CO COM                COM              842587107      356    11441 SH       SOLE                                      11441
SPDR SERIES TRUST KBW REGN BK  COM              78464A698      607    33300 SH       SOLE                                      33300
SPECTRA ENERGY CORP COM        COM              847560109     1150    67950 SH       SOLE                     7000             60950
SUNCOR ENERGY INC              COM              867229106      740    24400 SH       SOLE                                      24400
TECO ENERGY INC COM            COM              872375100      304    25447 SH       SOLE                                      25447
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      305    10222 SH       SOLE                                      10222
VANGUARD CONSUMER STAPLES      COM              92204A207      914    15850 SH       SOLE                                      15850
VANGUARD ENERGY ETF            COM              92204A306      280     4000 SH       SOLE                                       4000
VANGUARD EURO ETF              COM              922042874      248     6150 SH       SOLE                                       6150
VANGUARD HEALTH CARE           COM              92204A504      898    19300 SH       SOLE                                      19300
VANGUARD IND EFT               COM              92204A603      221     5400 SH       SOLE                                       5400
VANGUARD MTRL ETF              COM              92204A801      827    15900 SH       SOLE                                      15900
VANGUARD WORLD FDS CONSUM DIS  COM              92204A108      714    19800 SH       SOLE                                      19800
VANGUARD WORLD FDS INF TECH ET COM              92204A702      656    15400 SH       SOLE                                      15400
VERIZON COMMUNICATIONS         COM              92343V104      968    31505 SH       SOLE                                      31505
GENERAL MTRS ACCEP CORP        CORP             370425RX0        9    10000 PRN      SOLE                                      10000